Annual Operating Expenses {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-12 - Disciplined Small Cap Portfolio	Mar. 18, 2022
VIP Disciplined Small Cap Portfolio-Initial VIP
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.60%
VIP Disciplined Small Cap Portfolio-Service VIP
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.15%
Total annual operating expenses	0.70%
VIP Disciplined Small Cap Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual operating expenses	0.85%